Shareholders' Equity - Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Par value of preference shares issued and outstanding	$ 1.00	$ 1.00